CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash, cash equivalents and restricted cash	¥ 79	¥ 2,533
Loans receivable, net of credit impairment losses	0	193,682
Trade receivable	12,568	0
Prepaid expenses	11,916	6,129
Total current assets	24,563	202,344
NON-CURRENT ASSETS
Property, plant and equipment	0	36,325
Intangible asset	46,102	44,847
Right-of of-use asset	193	0
Total non-current assets	46,295	81,172
TOTAL ASSETS	70,858	283,516
CURRENT LIABILITIES
Loans payable	0	161,439
Convertible notes payable	12,922	10,011
Trade payable	1,302	0
Salary and benefit payable	3,764	14,013
Income taxes payable	1,711	32,477
Interest payable	0	90,898
Other payable	22,780	25,833
Lease liability	330	0
TOTAL LIABILITIES	42,809	334,671
SHAREHOLDERS' (DEFICIT) /EQUITY
Share capital	4,985	3,810
Additional paid-in capital	512,327	438,193
Statutory reserve	346	18,706
General risk reserve	0	9,180
Currency translation reserve	45,625	(1,422)
Accumulated losses	(535,234)	(497,691)
Non-controlling interests	0	(21,931)
TOTAL SHAREHOLDERS' (DEFICIT)/EQUITY	28,049	(51,155)
TOTAL (DEFICIT)/EQUITY AND LIABILITIES	¥ 70,858	¥ 283,516